Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2023
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

15. RELATED PARTY TRANSACTIONS AND BALANCES

In August 2021, the Company lent USDT of $1.3 million to Mr. Zhu Yi, who is legal representative of Hunan Yitai. The loan bore an interest rate of 1% with maturity date on May 29, 2023. As of June 30, 2023, the Company had a balance due from related party of $1,300,000.

During the year ended June 30, 2022, the Company made loans of $650,000 to Ms. Congying Liao, who is the legal representative of BTB Investment. The loan bore an interest rate of 2.64% with maturity date on November 18, 2022. As of June 30, 2022, the Company had a balance due from the related party of $650,000.

For the years ended June 30, 2023 and 2022, the Company did not incur significant related party transactions.